Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ANGHAMI INC.
Entity Central Index Key	0001871983
Entity File Number	001-41263
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	16th Floor, Al-Khatem Tower
Entity Address, Address Line Two	Abu Dhabi Global Market Square
Entity Address, Address Line Three	Al Maryah Island
Entity Address, City or Town	Abu Dhabi
Entity Address, Country	AE
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	9,064,808
Ordinary Shares, par value $0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value USD 0.0001 per share
Trading Symbol	ANGH
Security Exchange Name	NASDAQ
Warrants exercisable to purchase Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants exercisable to purchase Ordinary Shares
Trading Symbol	ANGHW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Elias Habib
Entity Address, Address Line One	16th Floor, Al-Khatem Tower
Entity Address, Address Line Two	Abu Dhabi Global Market Square
Entity Address, Address Line Three	Al Maryah Island
Entity Address, City or Town	Abu Dhabi
Entity Address, Country	AE
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+971
Local Phone Number	2 443 4317